Schedule of movement in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 10,585,079	R$ 9,027,075	R$ 9,300,756
Additions/(Amortization)	2,612,394	(641,281)
Write-offs	(1,054,390)	29
Transfers
Balance of merged company		367,571
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,478,986	2,739,028	3,091,216
Additions/(Amortization)	(1,164,210)	(1,286,295)
Write-offs	(1,947)	35
Transfers	906,115	934,072
Balance of merged company
Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,793,831	4,115,007	4,533,381
Additions/(Amortization)	(491,788)	(505,723)
Write-offs	(966)	(6)
Transfers	1,171,578	87,355
Balance of merged company
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	475,743	1,527,220	1,159,649
Additions/(Amortization)
Write-offs	(1,051,477)
Transfers
Balance of merged company		367,571
Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	109,524	109,900	109,123
Additions/(Amortization)	(8,731)	777
Write-offs
Transfers	8,355
Balance of merged company
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	154,035	175,345	198,111
Additions/(Amortization)	(24,800)	(25,032)
Write-offs
Transfers	3,490	2,266
Balance of merged company
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,572,960	360,575	209,276
Additions/(Amortization)	4,301,923	1,174,992
Write-offs
Transfers	(2,089,538)	(1,023,693)
Balance of merged company
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	34,630,541	31,444,050	29,861,788
Additions/(Amortization)	4,352,331	1,215,636
Write-offs	(1,165,840)	(945)
Transfers
Balance of merged company		367,571
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	19,911,004	19,117,515	18,184,382
Additions/(Amortization)
Write-offs	(112,626)	(939)
Transfers	906,115	934,072
Balance of merged company
Gross carrying amount [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	11,151,497	9,931,248	9,811,794
Additions/(Amortization)	50,408	32,105
Write-offs	(1,737)	(6)
Transfers	1,171,578	87,355
Balance of merged company
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	475,743	1,527,220	1,159,649
Additions/(Amortization)
Write-offs	(1,051,477)
Transfers
Balance of merged company		367,571
Gross carrying amount [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	186,221	177,866	169,327
Additions/(Amortization)		8,539
Write-offs
Transfers	8,355
Balance of merged company
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	333,116	329,626	327,360
Additions/(Amortization)
Write-offs
Transfers	3,490	2,266
Balance of merged company
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,572,960	360,575	209,276
Additions/(Amortization)	4,301,923	1,174,992
Write-offs
Transfers	(2,089,538)	(1,023,693)
Balance of merged company
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(24,045,462)	(22,416,975)	(20,561,032)
Additions/(Amortization)	(1,739,937)	(1,856,917)
Write-offs	111,450	974
Transfers
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(17,432,018)	(16,378,487)	(15,093,166)
Additions/(Amortization)	(1,164,210)	(1,286,295)
Write-offs	110,679	974
Transfers
Balance of merged company
Accumulated depreciation and amortisation [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(6,357,666)	(5,816,241)	(5,278,413)
Additions/(Amortization)	(542,196)	(537,828)
Write-offs	771
Transfers
Balance of merged company
Accumulated depreciation and amortisation [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(76,697)	(67,966)	(60,204)
Additions/(Amortization)	(8,731)	(7,762)
Write-offs
Transfers
Balance of merged company
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(179,081)	(154,281)	R$ (129,249)
Additions/(Amortization)	(24,800)	(25,032)
Write-offs
Balance of merged company